Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets
Below are the changes in the items:

					Amortization
	Cost as of December 31, 2024	Additions	Acquisitions through business combinations	Disposals (1)	Accumulated as of December 31, 2024	Acquisitions through business combinations	Disposals (1)	For the period	Accumulated as of December 31, 2025	Carrying amount as of December 31, 2025
Own systems development expenses	122,252,283	80,755,427	18,272,405	45,075,829	31,182,949	17,477,030	13,222,548	21,431,224	56,868,655	119,335,631
Total	122,252,283	80,755,427	18,272,405	45,075,829	31,182,949	17,477,030	13,222,548	21,431,224	56,868,655	119,335,631

				Amortization
	Cost as of December 31, 2023	Additions	Disposals (1)	Accumulated as of December 31, 2023	Disposals (1)	For the period	Accumulated as of December 31, 2024	Carrying amount as of December 31, 2024
Own systems development expenses	119,667,312	74,379,148	71,794,177	24,740,768	18,400,843	24,843,024	31,182,949	91,069,334
Total	119,667,312	74,379,148	71,794,177	24,740,768	18,400,843	24,843,024	31,182,949	91,069,334
(1)Includes write-off of fully depreciated items.